Investment Securities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Number securities in continuous unrealized loss position, less than 12 months | security	5	3
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	3	0
Available for sale [Abstract]
Amortized cost	$ 42,840	$ 27,933
Gross unrealized gains	489	791
Gross unrealized losses	418	59
Other than temporary impairments in OCI	344	457
Securities Available for Sale	42,567	28,208
Available for sale, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	500
Due after ten years	1,306
Residential mortgage-backed securities and collateralized mortgage obligations	41,034
Total available-for-sale	42,840
Available for sale, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	500
Due after ten years	993
Residential mortgage-backed securities and collateralized mortgage obligations	41,074
Total available-for-sale securities	42,567	28,208
Available for sale [Abstract]
Less Than 12 Months, Fair Value	19,191	3,968
Less Than 12 Months, Unrealized Losses	343	59
12 Months or Greater, Fair value	3,221	0
12 Months or Greater, Unrealized Losses	75	0
Total, Fair Value	22,412	3,968
Total, Unrealized Losses	418	59
Changes in credit loss component of credit-impaired debt securities [Roll Forward]
Beginning balance	171	1,126
Initial credit impairment	0	0
Subsequent credit impairments	0	0
Increases for impairment recognized in earnings due to intent or requirement to sell	0	0
Reductions for securities sold	0	(955)
Reductions for securities deemed worthless	0	0
Reductions for increases in cash flows expected to be collected	0	0
Ending balance	171	171
Available for sale securities [Abstract]
Realized gains	0	178
Realized (losses)	0	0
Other than temporary impairment	0	0
Total available-for-sale securities	0	178
Held to maturity [Abstract]
Amortized cost	2,181	2,141
Fair value	2,471	2,377
Held to maturity, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,217
Due after ten years	964
Amortized cost	2,181	2,141
Held to maturity, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,298
Due after ten years	1,173
Total held to maturity fair value	2,471	2,377
Held to maturity securities [Abstract]
Realized gains	0	0
Realized (losses)	0	0
Other than temporary impairment	0	0
Total held-to-maturity securities	0	0
Carrying value of securities pledged to secure public deposits	15,600	$ 15,000
Number of security sold during period | security		3
Investment security sold, carrying value		$ 4,000
Gain on sale of investments security		178
Corporate debt obligations
Available for sale [Abstract]
Amortized cost	1,000	500
Gross unrealized gains	31	22
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Securities Available for Sale	1,031	522
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	1,031	522
Residential mortgage-backed securities
Available for sale [Abstract]
Amortized cost	40,788	26,252
Gross unrealized gains	451	754
Gross unrealized losses	418	59
Other than temporary impairments in OCI	0	0
Securities Available for Sale	40,821	26,947
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	40,821	26,947
Available for sale [Abstract]
Less Than 12 Months, Fair Value	19,191	3,968
Less Than 12 Months, Unrealized Losses	343	59
12 Months or Greater, Fair value	3,221	0
12 Months or Greater, Unrealized Losses	75	0
Total, Fair Value	22,412	3,968
Total, Unrealized Losses	$ 418	59
Collateralized Debt Obligations [Abstract]
Number of securities issued | security	8
Collateralized mortgage obligations
Available for sale [Abstract]
Amortized cost	$ 246	375
Gross unrealized gains	7	15
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Securities Available for Sale	253	390
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	253	390
Collateralized debt obligations
Available for sale [Abstract]
Amortized cost	806	806
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other than temporary impairments in OCI	344	457
Securities Available for Sale	462	349
Available for sale, Fair Value [Abstract]
Total available-for-sale securities	462	349
States and political subdivisions
Held to maturity [Abstract]
Amortized cost	2,181	2,141
Gross unrealized gains	290	236
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	2,471	2,377
Held to maturity, Amortized Cost [Abstract]
Amortized cost	2,181	2,141
Held to maturity, Fair Value [Abstract]
Total held to maturity fair value	$ 2,471	$ 2,377